Stockholders’ Deficiency (Details) - Schedule of Derivative Liability - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Derivative Liability [Line Items]
Balance	$ 4,455,747
Revaluation of derivative liability	140,282	3,939,304
Reclassification of derivative liability per change in exercise price	(3,942,575)	(4,025,102)
Reclassification of derivative liability per change in functional currency		4,541,545
Balance	653,454	4,455,747
Black-Scholes Option [Member]
Schedule of Derivative Liability [Line Items]
Balance		205,989
Revaluation of derivative liability		145,980
Reclassification of derivative liability per change in functional currency		(351,969)
Balance